Investment Risks	May 01, 2025
KraneShares Global Humanoid and Embodied Intelligence Index ETF
Prospectus [Line Items]
Risk [Text Block]
3.	In the “Principal Risks” section of the Prospectus for the Fund, “Artificial Intelligence and Robotics Risk,” “Asia-Pacific Risk,” “Geographic Focus Risk” and “Taiwan Risk” are deleted in their entirety. In the “Additional Information About the Funds - Investment Risks” section of the Prospectus for the Fund, “Artificial Intelligence and Robotics Risk” is deleted in its entirety. The following risk is added to the “Principal Risks” and “Additional Information About the Funds - Investment Risks” sections of the Prospectus for the Fund:

Humanoid and Embedded Intelligence Technology Risk. Humanoid and embedded intelligence technology companies typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as a humanoid and embedded intelligence technology company.

Certain humanoid and embedded intelligence technology companies may face special risks that their products or services may not prove to be commercially successful. Such companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, certain of such companies in which the Fund may invest may not currently be profitable and there can be no assurance that such companies will be profitable in the future.

4.	The following risks are added to the “Principal Risks - Concentration Risk” section of the Prospectus for the Fund, and the related risks in the “Additional Information About the Funds - Investment Risks” section of the Prospectus apply to the Fund:

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Industrials Sector Risk. The industrials sector may be affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors. Government regulation will also affect the performance of investments in such industrials sector issuers, particularly aerospace and defense companies, which rely to a significant extent on government demand for their products and services. Transportation companies, another component of the industrials sector, are subject to sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.